SUBSEQUENT EVENTS (Details Narrative)																											1 Months Ended										2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended						21 Months Ended
	Mar. 09, 2023 USD ($) shares	Feb. 15, 2023	Feb. 14, 2023 USD ($)	Feb. 14, 2023 USD ($)	Dec. 06, 2022 USD ($) shares	Sep. 21, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 USD ($)	Aug. 02, 2022 USD ($) shares	Aug. 02, 2022 USD ($) shares	Jul. 29, 2022 USD ($) shares	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	May 18, 2022 shares	May 12, 2022	Mar. 29, 2022 USD ($)	Dec. 07, 2021 USD ($)	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	May 31, 2023 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Mar. 31, 2023 USD ($) shares	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Proceeds from the exercise of warrants	$ 175,000				$ 200,000									$ 200,000																												$ 375,000	$ 475,000		$ 625,001	$ 776,044
Number of shares, exercised | shares
Common stock, shares issued | shares																				220,351									2,621,298										2,621,298		220,351	2,621,298			220,351	14,055				2,621,298
Deemed dividend																																							$ 0			$ 408,557			$ 700,340	$ 391,749
Issuance of stock | shares																					3,001,500,005																								56,800
Principal amount																				$ 1,000																					$ 1,000				$ 1,000	95,000					$ 19,600
Accrued interest																				8,000									$ 12,488										12,488		8,000	12,488			8,000	3,000				$ 12,488	416	$ 5,248
Premiums to additional paid in capital																				313,127									150,289										150,289		313,127	150,289			313,127	196,496				150,289	$ 11,785
Gross aggregate proceeds																		$ 24,711																							99,285	24,711			99,285
Debt issue costs																																																		66,000
Debt instrument unamortized discount																				31,669									103,932										103,932		31,669	$ 103,932			$ 31,669	6,139				103,932
Lowest trading price percentage																																										4.99%			4.99%
[custom:PenaltyAmount]																																										$ 30,000			$ 30,000
Payment for services																																														24,043	€ 28,493	$ 36,117	€ 31,754
GS Capital Partners, LLC [Member]
Accrued interest																													2,945										2,945			2,945								2,945
ONE44 Capital LLC [Member]
Accrued interest																				2,873									20,218										20,218		2,873	20,218			2,873					20,218
Premiums to additional paid in capital																													289,459										289,459			289,459								289,459
ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate				60.00%
ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate			65.00%
University of Jaen [Member]
Payment for services																									$ 30,268	€ 25,837
Securities Purchase Agreement [Member]
Debt instrument unamortized discount																				452,308									232,674										232,674		452,308	232,674	$ 380,961		452,308	$ 498,160				232,674
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Principal amount																				105,000																					$ 105,000				$ 105,000
Debt issue costs																				$ 3,750
Debt instrument debt default interest rate																				35.00%
Debt instrument description																				The conversion price for the above note shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treats this convertible note as stock settled debt under ASC 480.
Percentage of outstanding shares of common stock																				9.99%
Debt default amount percentage																				22.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																				110.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | July Elevan Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																				129.00%
Securities Purchase Agreement [Member] | Thousand Eight Hundred Diagonal Lending L L C [Member] | June Thirty Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Debt instrument maturity date																						Jun. 30, 2023
Debt instrument, interest rate, stated percentage																				8.00%																					8.00%				8.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Principal amount						$ 71,500	$ 71,500	$ 71,500		$ 93,000	$ 93,000																		121,500										121,500			121,500								121,500
Accrued interest																													4,885										4,885			4,885								4,885
Debt instrument maturity date						Mar. 21, 2023				Apr. 12, 2023
Debt instrument, interest rate, stated percentage						8.00%	8.00%	8.00%		8.00%	8.00%
Debt instrument debt default interest rate						24.00%
Percentage of outstanding shares of common stock						4.99%				4.99%
Debt instrument unamortized discount						$ 4,000	$ 4,000	$ 4,000		$ 5,000	$ 5,000
Legal fees							2,500			$ 3,000
Conversion price, description						Such note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share.				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share.
Lowest trading price percentage								65.00%			65.00%
Debt principal increase percentage						20.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate						110.00%
[custom:PenaltyAmount]						$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate						125.00%
[custom:PenaltyAmount]						$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Principal amount			$ 111,111	$ 111,111					$ 110,000											$ 235,700			$ 120,000	$ 170,000					173,111										173,111		$ 235,700	173,111			$ 235,700					173,111
Accrued interest																				9,519									5,213										5,213		9,519	5,213			9,519					5,213
Premiums to additional paid in capital																				$ 29,238									152,761										152,761		$ 29,238	152,761			$ 29,238					152,761
Debt instrument maturity date				Feb. 14, 2024					Aug. 15, 2023														Mar. 29, 2023	Dec. 07, 2022
Debt instrument, interest rate, stated percentage			10.00%	10.00%					10.00%														10.00%	10.00%
Debt instrument debt default interest rate						60.00%				60.00%
Debt instrument description			The conversion price for the above ONE44 notes ranges from
Debt default amount percentage		24.00%
Legal fees				$ 5,500					$ 5,500
Debt principal increase percentage				20.00%
Debt conversion original debt				$ 11,111					10,000
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate				120.00%
[custom:PenaltyAmount]				$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate				135.00%
[custom:PenaltyAmount]				$ 500
Research Agreement [Member]
Payment for services															$ 53,806	€ 53,200
Research Agreement [Member] | Installment 1 [Member]
Payment for services																																			$ 18,407	€ 18,200
Research Agreement [Member] | Installment 2 [Member]
Payment for services																																	$ 8,091	€ 8,000
Research Agreement [Member] | Installment 2 [Member] | Forecast [Member]
Payment for services																																	$ 8,091	€ 8,000
Research Agreement [Member] | Installment 3 [Member]
Payment for services																															$ 7,080	€ 7,000
Research Agreement [Member] | Installment 3 [Member] | Forecast [Member]
Payment for services																															$ 7,080	€ 7,000
Research Agreement [Member] | Installment 4 [Member]
Payment for services																													10,114	€ 10,000
Research Agreement [Member] | Installment 4 [Member] | Forecast [Member]
Payment for services																													10,114	€ 10,000
Research Agreement [Member] | Installment 5 [Member] | Forecast [Member]
Payment for services																											$ 10,114	€ 10,000
Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage															2.00%	2.00%									2.00%	2.00%
Consulting Agreement [Member]
Accrued interest																													$ 83,277										$ 83,277			$ 83,277								$ 83,277
Stock fee percentage																													9.90%										9.90%			9.90%								9.90%
Consulting Agreement [Member] | Forecast [Member]
Monthly Fee																																												$ 50,000
Stock fee percentage																																												9.90%
Common Stock [Member]
Number of shares, exercised | shares	45				5									5
Common stock, shares issued | shares																				16																					16				16	30
Issuance of stock | shares																		14,337																						14,337	25,663				25,663	29	29
Share price | $ / shares																	$ 2	$ 2		$ 10																					$ 10				$ 10	$ 0.10
Series B Warrants [Member]
Number of shares, exercised | shares	4				5									5
Subsequent Event [Member]
Proceeds from the exercise of warrants												$ 50,000
Issuance of stock | shares																	14,337																				667,102	264,493
Conversion price | $ / shares																																					$ 0.20	$ 1
Principal amount																																					$ 112,750	$ 327,200
Accrued interest																																					6,433	22,330
Premiums to additional paid in capital																																					$ 48,865	$ 133,646
Share price | $ / shares																	$ 2	$ 2
Gross aggregate proceeds																	$ 24,711
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Principal amount						$ 71,500	$ 71,500	$ 71,500		$ 93,000	$ 93,000
Debt instrument maturity date						Mar. 21, 2023				Apr. 12, 2023
Debt instrument, interest rate, stated percentage						8.00%	8.00%	8.00%		8.00%	8.00%
Debt instrument debt default interest rate						24.00%				24.00%
Percentage of outstanding shares of common stock						4.99%				4.99%
Debt instrument unamortized discount						$ 4,000	$ 4,000	$ 4,000		$ 5,000	$ 5,000
Legal fees						$ 2,500				$ 3,000
Conversion price, description						The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock (the “Common Stock”) at a price for each share of Common Stock (“Conversion Price”) of $0.002 per share (the “Fixed Price”). However, in the event the Company’s Common Stock trades below $1.40 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $0.90 per share.				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s common stock at a price for each share of Common Stock (“Conversion Price”) of $2.80 per share (the “Fixed Price”). However, in the event the Company’s common stock trades below $2 per share for more than five (5) consecutive trading days, then the Fixed Price shall be equal to $1.30 per share.
Lowest trading price percentage						65.00%				65.00%
Debt principal increase percentage						20.00%				20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate						110.00%				110.00%
[custom:PenaltyAmount]						$ 250				$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate						125.00%				130.00%
[custom:PenaltyAmount]						$ 500				$ 500
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Principal amount									$ 110,000
Debt instrument maturity date									Aug. 15, 2023
Debt instrument debt default interest rate									65.00%
Percentage of outstanding shares of common stock									4.99%
Debt default amount percentage									24.00%
Legal fees									$ 5,500
Debt principal increase percentage									20.00%
Debt conversion original debt									$ 10,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate									120.00%
[custom:PenaltyAmount]									$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate									135.00%
[custom:PenaltyAmount]									$ 500
Subsequent Event [Member] | Research Agreement [Member]
Payment for services															$ 53,806	€ 53,200
Subsequent Event [Member] | Research Agreement [Member] | Installment 1 [Member]
Payment for services															$ 18,407	€ 18,200
Subsequent Event [Member] | Research Agreement [Member] | University of Jaen [Member] | Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | No Customer [Member]
Royalties percentage															2.00%	2.00%
Subsequent Event [Member] | Consulting Agreement [Member]
Monthly Fee																			$ 50,000
Stock fee percentage																			9.90%
Subsequent Event [Member] | Common Stock [Member]
Number of shares, exercised | shares													1
Subsequent Event [Member] | Warrant [Member]
Deemed dividend													$ 389,235
Subsequent Event [Member] | Series B Warrants [Member]
Number of shares, exercised | shares													1
Subsequent Event [Member] | Seven Night Two Series A And A Warrants [Member]
Common stock, shares issued | shares												158,399	158,399